Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 5,799	$ 5,301	$ 3,015	$ 3,064	$ 3,438	$ 3,073	$ 3,210	$ 3,361	$ 17,179	$ 13,082
Gross profit	858	952	539	687	793	766	661	712	3,036	2,932
Restructuring, impairment and other	119	191	59	42	64	77	228	147	412	516
Merger and related costs	63	159	85	66	23	2	3	5	373	33
Net income (loss) attributable to Baker Hughes, a GE company	$ 31	$ (134)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (103)	$ 0
Basic earnings (loss) per Class A common share (in dollars per share)	$ 0.07	$ (0.31)							$ (0.24)
Diluted earnings (loss) per Class A common share (in dollars per share)	0.07	(0.31)							(0.24)
Share Price (in dollars per share)	31.64								31.64
Maximum
Share Price (in dollars per share)	36.86	37.91							36.86
Minimum
Share Price (in dollars per share)	29.73	32.54							29.73
Cash dividend | Class A
Cash dividends per share (in dollars per share)	$ 0.18	$ 0.17							$ 0.35